Loans and other borrowings - Summary of Loans and Other Borrowings (Detail) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 478				$ 398
Non‑current	3,723				2,876
Total loans and other borrowings	4,201				3,274
Sterling
Disclosure of detailed information about borrowings [line items]
Total loans and other borrowings	1,014				1,324
US dollars
Disclosure of detailed information about borrowings [line items]
Total loans and other borrowings	3				16
Euros
Disclosure of detailed information about borrowings [line items]
Total loans and other borrowings	3,184				1,933
Other
Disclosure of detailed information about borrowings [line items]
Total loans and other borrowings	0				1
Bank overdrafts (note 17)
Disclosure of detailed information about borrowings [line items]
Current	3				17
£300m 3.750% bonds 2025
Disclosure of detailed information about borrowings [line items]
Current	0				381
Total loans and other borrowings	$ 0				381
Discount at issue	0.986%	0.986%	0.986%
Notional amount | £			£ 300
Interest rate	3.75%	3.75%	3.75%
£350m 2.125% bonds 2026
Disclosure of detailed information about borrowings [line items]
Current	$ 475				0
Non‑current	0				441
Total loans and other borrowings	$ 475				441
Discount at issue	0.55%	0.55%	0.55%
Notional amount | £			£ 350
Interest rate	2.125%	2.125%	2.125%
€500m 2.125% bonds 2027
Disclosure of detailed information about borrowings [line items]
Non‑current	$ 594				526
Total loans and other borrowings	$ 594				526
Discount at issue	0.47%	0.47%	0.47%
Notional amount | €		€ 500
Interest rate	2.125%	2.125%	2.125%
£400m 3.375% bonds 2028
Disclosure of detailed information about borrowings [line items]
Non‑current	$ 539				502
Discount at issue	1.034%	1.034%	1.034%
Notional amount | £			£ 400
Interest rate	3.375%	3.375%	3.375%
€600m 4.375% bonds 2029
Disclosure of detailed information about borrowings [line items]
Non‑current	$ 705				623
Discount at issue	0.098%	0.098%	0.098%
Notional amount | €		€ 600
Interest rate	4.375%	4.375%	4.375%
€850m 3.375% bonds 2030
Disclosure of detailed information about borrowings [line items]
Non‑current	$ 1,000				0
Discount at issue	0.483%	0.483%	0.483%
Notional amount | €		€ 850		€ 850
Interest rate	3.375%	3.375%	3.375%
€750m 3.625% bonds 2031
Disclosure of detailed information about borrowings [line items]
Non‑current	$ 885				$ 784
Discount at issue	0.116%	0.116%	0.116%
Notional amount | €		€ 750
Interest rate	3.625%	3.625%	3.625%